Risk management_Interest EaR and VaR based on BIS Framework of subsidiaries other than the Bank and consolidated trusts (Details) - KRW (₩) ₩ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis of market risk for non trading activities of subsidiaries other than bank [Abstract]
EaR	₩ 209,621	₩ 255,679
VaR	₩ 148,818	₩ 130,821